Basis of Presentation (Details) - Schedule of derivatives using the Black-Scholes option pricing model	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Basis of Presentation (Details) - Schedule of derivatives using the Black-Scholes option pricing model [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Basis of Presentation (Details) - Schedule of derivatives using the Black-Scholes option pricing model [Line Items]
Expected stock price volatility	66.27%	63.32%
Risk-free interest rate	3.52%	0.03%
Expected term	29 days	18 days
Maximum [Member]
Basis of Presentation (Details) - Schedule of derivatives using the Black-Scholes option pricing model [Line Items]
Expected stock price volatility	200.44%	250.19%
Risk-free interest rate	4.70%	2.98%
Expected term	7 years 9 months 18 days	9 years 6 months